Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Bad Debt [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 509	$ 535	$ 847
Acquired Balances	140
Charges, Costs and Expenses	131	458	72
Additions/Deductions	(171)	(484)	(384)
Balance at End of Period	609	509	535
Allowance For Sales Returns And Cancellations [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	4,858	5,070	7,537
Acquired Balances	516		1
Charges, Costs and Expenses	623	2,112	1,062
Additions/Deductions	(237)	(2,324)	(3,530)
Balance at End of Period	$ 5,760	$ 4,858	$ 5,070